Bank borrowings (Details) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Bank loan	¥ 6,006	¥ 6,509
Bank Loan Borrowed by the Company
Bank loan	1,001	1,502
Bank Loan Borrowed by Subsidiaries of the Company
Bank loan	¥ 5,005	¥ 5,007